Note D - Investments In Real Estate Loans (Detail) - Contractual Maturities of Investments in Real Estate Loans (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Non-performing and past due loans						$ 2,450,000	$ 29,564,000
Balance	322,000	3,244,000	5,759,000	(30,713,000)	[1]	8,569,000	(58,024,000)		(60,276,000)
Loan Maturities [Member]
Balance				10,369,000
Report Total [Member]
Balance				$ (30,713,000)	[1]		$ (58,024,000)	[1]

[1]	Please see Balance Sheet Reconciliation below.